FLOWTHROUGH SHARE PREMIUM LIABILITY (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Beginning balance	$ 977	$ 1,225,000
Liability incurred for flow-through shares issued	1,745,000	1,799,000
Settlement of flow-through share premium liability upon incurring eligible expenditures	(1,442,000)	(2,047,000)
Adjustment related to assets held for sale	77
Ending balance	1,280,000	977,000
August 5, 2025 [Member]
Statement [Line Items]
Beginning balance	0	0
Liability incurred for flow-through shares issued	1,745,000	0
Settlement of flow-through share premium liability upon incurring eligible expenditures	(465,000)	0
Adjustment related to assets held for sale	77
Ending balance	1,280,000	0
June 23, 2023 [Member]
Statement [Line Items]
Beginning balance	0	1,225,000
Liability incurred for flow-through shares issued	0	0
Settlement of flow-through share premium liability upon incurring eligible expenditures	0	(1,225,000)
Ending balance	0	0
June 14, 2024 [Member]
Statement [Line Items]
Beginning balance	0	0
Liability incurred for flow-through shares issued	0	1,799,000
Settlement of flow-through share premium liability upon incurring eligible expenditures	(977,000)	(822,000)
Ending balance	$ 0	$ 977,000